Company's Outstanding Foreign Exchange Forward Contracts (Detail) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Jul. 31, 2012 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars USD ($)	Jul. 31, 2012 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars CAD	Apr. 30, 2012 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars USD ($)	Apr. 30, 2012 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars CAD	Apr. 30, 2011 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars USD ($)	Apr. 30, 2011 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars CAD	Jul. 31, 2012 Purchase Contracts To Sell Us Dollars And Buy Euros USD ($)	Jul. 31, 2012 Purchase Contracts To Sell Us Dollars And Buy Euros EUR (€)	Apr. 30, 2012 Purchase Contracts To Sell Us Dollars And Buy Euros USD ($)	Apr. 30, 2012 Purchase Contracts To Sell Us Dollars And Buy Euros EUR (€)	Apr. 30, 2011 Purchase Contracts To Sell Us Dollars And Buy Euros USD ($)	Apr. 30, 2011 Purchase Contracts To Sell Us Dollars And Buy Euros EUR (€)
Derivatives, Fair Value [Line Items]
Notional		249,432		250,502		216,207		€ 86,140		€ 16,872		€ 78,362
Fair value	$ 2,832		$ 6,743		$ 17,682		$ (3,117)		$ (1,551)		$ 826
Maturity dates	August 2012 to January 2015	August 2012 to January 2015	May 2012 to October 2014	May 2012 to October 2014	May 2011 to December 2013	May 2011 to December 2013	September 2012 to July 2014	September 2012 to July 2014	September 2012	September 2012	June 2011 to April 2012	June 2011 to April 2012